Offerings - Offering: 1	Feb. 10, 2026 USD ($) shares $ / shares
Offering:
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares (par value of Euro0.000625 per share)
Amount Registered | shares	20,620,000
Proposed Maximum Offering Price per Unit | $ / shares	417.37
Maximum Aggregate Offering Price	$ 8,606,169,400
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,188,511.99
Offering Note
(1)
Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional Ordinary Shares, nominal value of €0.000625 per share (“Ordinary Shares”), of Spotify Technology S.A. (the “Company”) that become issuable under the Terms and Conditions Governing Employee Stock Options 2026/2031 in the Company along with the appendices thereto (the “2026 ESOP”), the Terms and Conditions Governing Employee Restricted Stock Units 2026/2031 in the Company along with the appendices thereto (the “2026 Employee RSU Plan”), the Terms and Conditions Governing Consultant Stock Options 2026/2031 in the Company along with the appendices thereto (the “2026 CSOP”) and the Terms and Conditions Governing Consultant Restricted Stock Units 2026/2031 in the Company along with the appendices thereto (the “2026 Consultant RSU Plan”) by reason of any share dividend, share split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding Ordinary Shares. The 2026 ESOP and the 2026 Employee RSU Plan collectively authorize the issuance of up to a maximum of 20,000,000 Ordinary Shares. Ordinary Shares available for grant or sale under each of the 2026 ESOP and the 2026 Employee RSU Plan will be reduced by the net Ordinary Shares granted under any such plan. The 2026 CSOP and the 2026 Consultant RSU Plan collectively authorize the issuance of up to a maximum of 620,000 Ordinary Shares. Ordinary Shares available for grant or sale under each of the 2026 CSOP and the 2026 Consultant RSU Plan will be reduced by the net Ordinary Shares granted under any such plan.

(2)
Estimated in accordance with Rules 457(c) and 457(h) of the Securities Act, solely for the purpose of calculating the registration fee, based on the average of the high and low sale prices per Ordinary Share as reported on the New York Stock Exchange on February 6, 2026.